LOSS PER ORDINARY SHARE (Details) - USD ($) $ in Thousands		6 Months Ended
	Aug. 16, 2024	Jun. 30, 2026	Jun. 30, 2025
LOSS PER ORDINARY SHARE
Weighted number of ordinary shares		51,681,609	50,084,401
Loss attributed to holders of ordinary shares		$ 8,089	$ 8,777
Issuance of ordinary shares	99,303
Share-based compensation
LOSS PER ORDINARY SHARE
Number of shares underlying equity incentive grants		6,111,014	6,476,515
Warrants
LOSS PER ORDINARY SHARE
Number of warrants outstanding		14,850,000	14,850,000